John Hancock Funds II

Lifestyle Portfolios

Supplement dated October 1, 2007

to the Class A, B and C Shares Prospectus

Dated May 1, 2007

The following information is added under the “Sales Charge Reductions and Waivers” section under sub-section “Waivers for certain investors” as a bullet:

•	Participants in certain retirement plans with at least 100 employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

The following additional disclosure is added as a section before the “Your Account” section:

Other Permitted Investments

The Fund may:

•	Purchase U.S. government securities and short-term paper.

•          Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•          Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.

•	Purchase domestic and foreign equity and fixed-income securities.

•          Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•          Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•          Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•          Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•          Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

•          Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market.

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

The disclosure under the “Business Structure” section under the sub-section “Portfolio Manager” is amended and restated as follows:

Steve Orlich (since inception) and Scott Warlow (since 2007) are co-portfolio managers of each Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation Portfolios. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

John Hancock Funds II

Lifestyle Portfolios

Supplement dated October 1, 2007

to the Class R, R1, R2, R3, R4, R5, Class 5, Class 1 Shares Prospectuses

Dated May 1, 2007

The following language is added as a section before the “Your Account” section:

Other Permitted Investments

The Fund may:

•	Purchase U.S. government securities and short-term paper.

•          Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•          Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.

•	Purchase domestic and foreign equity and fixed-income securities.

•          Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•          Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•          Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•          Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•          Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

•          Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market.

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

The disclosure under the “Business Structure” section under the sub-section “Portfolio Manager” is amended and restated as follows:

Steve Orlich (since inception) and Scott Warlow (since 2007) are co-portfolio managers of each Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

John Hancock Funds II

Lifecycle 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and Retirement Portfolios

Supplement dated October 1, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is added under the “Sales Charge Reductions and Waivers” section under sub-section “Waivers for certain investors” as a bullet:

•	Participants in certain retirement plans with at least 100 employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

The disclosure under the “Business Structure” section under the sub-section “Portfolio Managers” is amended and restated as follows:

Steve Orlich (since inception) and Scott Warlow (since 2007) are the co-portfolio managers for the Portfolios, and Mark Schmeer (since inception), Barry Evans (since inception) and Demetrius Schetakis (since 2007) are the members of the portfolio management team for the Lifecycle Retirement Portfolio. Mr. Schetakis is the lead manager of the team for the Lifecycle Retirement Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

John Hancock Funds II

Lifecycle 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and Retirement Portfolios

Supplement dated October 1, 2007

to the Class R, R1, R2, R3, R4, R5, Class 1 and Class I Shares Prospectuses

Dated December 31, 2006

The disclosure under the “Business Structure” section under the sub-section “Portfolio Managers” is amended and restated as follows:

Steve Orlich (since inception) and Scott Warlow (since 2007) are the co-portfolio managers for the Portfolios, and Mark Schmeer (since inception), Barry Evans (since inception) and Demetrius Schetakis (since 2007) are the members of the portfolio management team for the Lifecycle Retirement Portfolio. Mr. Schetakis is the lead manager of the team for the Lifecycle Retirement Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

John Hancock Funds II

Absolute Return Portfolio

Supplement dated October 1, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is added under the “Sales Charge Reductions and Waivers” section under sub-section “Waivers for certain investors” as a bullet:

•	Participants in certain retirement plans with at least 100 employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

The disclosure under the “Business Structure” section under the sub-section “Portfolio Managers” is amended and restated as follows:

Steve Orlich (since inception), Mark Schmeer (since inception), Barry Evans (since inception), Scott Warlow (since 2007) and Demetrius Schetakis (since 2007) are the members of the portfolio management team for the Portfolio. Mr. Schetakis is the lead manager of the team for the Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

John Hancock Funds II

Absolute Return Portfolio

Supplement dated October 1, 2007

to the Class R3, R4 and R5 Shares Prospectus

Dated December 31, 2006

The disclosure under the “Who can buy Class R3, R4 and R5 shares” section, in the third bullet point of the section is amended and restated as follows:

Class R3, R4 and R5 shares are available only to retirement plans where the shares are held on the books of the Portfolios through omnibus accounts (either at the plan level or at the level of the financial service firm).

The disclosure under the “Who can buy Class R3, R4 and R5 shares” section, in the fifth bullet point of the section is amended and restated as follows:

Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R3, R4 and R5 shares.

The disclosure under the “Business Structure” section under the sub-section “Portfolio Managers” is amended and restated as follows:

Steve Orlich (since inception), Mark Schmeer (since inception), Barry Evans (since inception), Scott Warlow (since 2007) and Demetrius Schetakis (since 2007) are the members of the portfolio management team for the Portfolio. Mr. Schetakis is the lead manager of the team for the Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

John Hancock Funds II

Absolute Return Portfolio

Supplement dated October 1, 2007

to the Class 1 Shares Prospectus

Dated December 31, 2006

The disclosure under the “Business Structure” section under the sub-section “Portfolio Managers” is amended and restated as follows:

Steve Orlich (since inception), Mark Schmeer (since inception), Barry Evans (since inception), Scott Warlow (since 2007) and Demetrius Schetakis (since 2007) are the members of the portfolio management team for the Portfolio. Mr. Schetakis is the lead manager of the team for the Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Québec for five years, where he managed U.S. equities and a market neutral hedge fund.

John Hancock Funds II

Quantitative All Cap Fund

Supplement dated October 1, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is added under the “Sales Charge Reductions and Waivers” section under sub-section “Waivers for certain investors” as a bullet:

•	Participants in certain retirement plans with at least 100 employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

John Hancock Funds II

Supplement dated October 1, 2007

to the Class NAV Shares Prospectus

Dated December 31, 2006

International Opportunities Fund

Effective October 1, 2007, the Board of Trustees approved the removal of the following disclosure from description of the Fund’s investment policies:

The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The following sentence under “Class NAV Shares” under “Your Account” is amended and restated as follows:

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other Funds of JHF II and JHF III. Class NAV shares are also sold to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

Quantitative Value Fund

Noman Ali and Rhonda Chang have been added as co-portfolio managers to the Fund:

Noman Ali - Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1999.

Rhonda Chang - Vice President and a Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1994; formerly an investment analyst with AIG Global Investors.

John Hancock Funds II

Supplement dated October 1, 2007

to the Class 1 Shares Prospectus

Dated December 31, 2006

International Opportunities Fund

The Board of Trustees approved the removal of the following language for the Fund:

The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Quantitative Value Fund

Noman Ali and Rhonda Chang have been added as co-portfolio managers to the Fund:

Noman Ali - Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1999.

Rhonda Chang - Vice President and a Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1994; formerly an investment analyst with AIG Global Investors.

John Hancock Funds II

Supplement dated October 1, 2007

to the Statement of Additional Information

Dated December 31, 2006

The following information is added under the end of the section “Without Sale Charges” just prior to the section “In-Kind Re-Registrations”:

Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account that are currently invested in Class A shares of John Hancock funds. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%

John Hancock Funds II

Lifestyle Portfolios

Supplement dated October 1, 2007

to the Statement of Additional Information

Dated May 1, 2007

The following information is added under the end of the section “Without Sale Charges” just prior to the section “In-Kind Re-Registrations”:

Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account that are currently invested in Class A shares of John Hancock funds. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%